Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries and VIE
Name	Date of Incorporation	Place of Incorporation	Percentage of beneficial ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Do Mobile	October 24, 2016	India	99.99%	Sales of in-house brand products in India
Name	Date of Incorporation	Place of Incorporation	Percentage of beneficial ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s Subsidiary	Trading

Schedule of balance sheet
	As of March 31,
	2020	2021
	RMB	RMB
Assets
Current Assets
Cash and Cash Equivalents	364	8,305
Restricted cash	500	500
Accounts receivable, net	41,380	17,494
Prepaid expenses and other current assets, net	33,105	49,220
Due from related parties	8,413	6,990
Inventories	20,689	29,457
Total current assets	104,451	111,966
Non-current assets
Property and equipment, net	38,695	35,579
Operating lease right-of-use assets, net	2,397	1,365
Intangible assets, net	1,244	2,307
Equity method investment	833	-
Other non-current assets	8,000	3,333
Total non-current assets	51,169	42,584
Total assets	155,620	154,550

Liabilities
Current liabilities
Accounts payable	65,715	49,041
Short-term borrowings	15,000	30,800
Current portion of long-term borrowings	1,200	5,580
Due to related parties	2,000	550
Lease liability	1,032	1,080
Other payables and accrued liabilities	33,715	59,076
Income tax payables	18	18
Total current liabilities	118,680	146,145
Non-current liabilities
Long-term borrowings	5,580	-
Deferred revenue	400	-
Lease liability - non-current	1,365	285
Total non-current liabilities	7,345	285
Total liabilities	126,025	146,430

Schedule of revenue net income and cash flows of VIE and subsidiaries

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue	204,034	175,215	240,742
Net loss	(1,478)	(14,396)	(10,722)
Net cash provided by (used in) operating activities	4,343	(16,177)	(3,020)
Net cash used in investing activities	(7,556)	(2,269)	(2,201)
Net cash provided by financing activities	6,230	12,850	14,000